INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Value of Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [abstract]
Value as at January 1	$ 887	$ 718
Additions	3,102	161
Decreases	0	(54)
Write-offs	(737)	0
Share of gain / (loss) in associate	84	62
As at December 31	$ 3,336	$ 887